Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense	Income tax expense for the years ended December 31, 2023 and 2022 consisted of the following:
	Year Ended December 31,
	2023	2022
Current:
Federal	$-	$-
State	-	2,400
Foreign	140,338	-
Total Current	$140,338	$2,400
Deferred:
Federal	$-	$-
State	-	-
Foreign	115,668	795,378
Total Deferred	$115,668	$795,378
Total provision for income taxes	$256,006	$797,778

Schedule of Deferred Tax Assets (Liability)	Deferred tax assets (liability) as of December 31, 2023 and 2022 consist approximately of:
	December 31,	December 31,
	2023	2022
Loss on impairment of Assets	713,223	709,961
Net operating loss carryforwards	5,568,391	5,866,623
Tax credit of investment	-	-
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	6,281,614	6,576,584
Valuation allowance	(6,281,614)	(6,459,474)
Deferred tax assets, net	-	117,110